Unaudited Condensed Balance Sheets - USD ($)		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents			$ 2,754,000	$ 1,116,000
Short term deposit			495,000	278,000
Funds held by clearing companies			9,188,000	388,000
Other receivables and prepaid expenses			2,515,000	515,000
Financial commitment asset			203,000
Total current assets			15,155,000	2,297,000
NON – CURRENT ASSETS:
Intangible assets, net			473,000	772,000
Property and equipment, net			48,000	29,000
Total non-current assets			521,000	801,000
TOTAL ASSETS			15,676,000	3,098,000
Current maturity of long-term loan			2,105,000
Trade payables			5,602,000	690,000
Other accounts payable and accrued expenses			745,000	316,000
Advances from travellers			8,518,000	572,000
Deferred revenues			1,491,000	114,000
Total current liabilities			18,461,000	1,692,000
LONG-TERM LIABILITIES:
Long-term loan			2,985,000
SAFE			27,207,000	325,000
Warrant liability			19,346,000	383,000
Total long-term liabilities			49,538,000	708,000
COMMITMENTS AND CONTINGENCIES
Ordinary A Shares of NIS 0.01 par value – Authorized: 74,220 shares on December 31, 2021 and 2020; Issued and outstanding: 65,814 shares on December 31, 2021 and 2020			465,000	465,000
Preferred Shares of NIS 0.01 par value – Authorized: 320,978 and 304,978 shares on December 31, 2021 and 2020, respectively; Issued and outstanding: 279,723 shares on December 31, 2021 and 2020			10,000,000	10,000,000
SHAREHOLDERS’ DEFICIT:
Ordinary Shares of NIS 0.01 par value – Authorized: 604,780 and 620,780 shares on December 31, 2021 and 2020, respectively; Issued and outstanding: 119,977 shares on December 31, 2021 and 2020	[1]
Additional paid-in capital			1,290,000	827,000
Accumulated deficit			(64,078,000)	(10,594,000)
TOTAL CAPITAL DEFICIENCY			(62,788,000)	(9,767,000)
TOTAL LIABILITIES AND SHARES SUBJECT TO POSSIBLE REDEMPTION NET OF CAPITAL DEFICIENCY			15,676,000	3,098,000
Moringa Acquisition Corp
NON – CURRENT ASSETS:
Cash and cash equivalents		$ 17,803	38,944	51,701
Investments held in Trust Account		115,179,099	115,006,372
Prepaid expenses		206,353	368,853
Deferred offering costs				77,699
TOTAL ASSETS		115,403,255	115,414,169	129,400
Accrued expenses and other payables		12,165	38,576	29,400
Related party		660,000	310,000	269,990
Private warrant liability		28,804	160,341
TOTAL LIABILITIES		700,969	508,917	299,390
LONG-TERM LIABILITIES:
COMMITMENTS AND CONTINGENCIES
CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION		115,179,099	115,000,000
SHAREHOLDERS’ DEFICIT:
Class A Ordinary Shares		48	48	10
Class B Ordinary Shares		288	288	288
Preferred Shares, $0.0001 par value; 5,000,000 shares authorized, no shares issued and outstanding as of June 30, 2022 and December 31, 2021.
Preferred Shares, $0.0001 par value; 5,000,000 shares authorized, no shares issued and outstanding as of December 31, 2021 and December 31, 2020.
Additional paid-in capital		676,895	855,994	25,572
Accumulated deficit		(1,154,044)	(951,078)	(195,860)
TOTAL CAPITAL DEFICIENCY		(476,813)	(94,748)	(169,990)
TOTAL LIABILITIES AND SHARES SUBJECT TO POSSIBLE REDEMPTION NET OF CAPITAL DEFICIENCY		$ 115,403,255	$ 115,414,169	$ 129,400

[1]	Represents an amount less than $1.